Provisions for legal proceedings and contingent liabilities (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 1,095	R$ 1,170
Additions, monetary adjustments and exchange variation	239	268
Payments	(54)	(72)
Reversals	(430)	(271)
Disposals due to sale of investments in subsidiaries	(5)
Ending balance	845	1,095
Labor Claims [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	186	212
Additions, monetary adjustments and exchange variation	77	71
Payments	(43)	(37)
Reversals	(28)	(60)
Disposals due to sale of investments in subsidiaries	(2)
Ending balance	190	186
Tax Claims [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	677	735
Additions, monetary adjustments and exchange variation	109	143
Payments	(8)	(10)
Reversals	(389)	(191)
Disposals due to sale of investments in subsidiaries	(3)
Ending balance	386	677
Corporate Claim [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	111	103
Additions, monetary adjustments and exchange variation	7	8
Ending balance	118	111
Civil Claims And Other [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	121	120
Additions, monetary adjustments and exchange variation	46	46
Payments	(3)	(25)
Reversals	(13)	(20)
Ending balance	R$ 151	R$ 121